ORGANIZATION AND BUSINESS DESCRIPTION (Details)			1 Months Ended
	Mar. 21, 2023 USD ($) $ / shares	May 11, 2022	May 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Sep. 29, 2023 USD ($) $ / shares	Sep. 28, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Mar. 06, 2023 USD ($) $ / shares	Mar. 05, 2023 USD ($) $ / shares
ORGANIZATION AND BUSINESS DESCRIPTION
Authorized capital	$ 60,000					$ 9,600,000	$ 60,000	$ 50,000	$ 60,000	$ 50,000
Share consolidation ratio	0.17
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0016			$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0016
2022 Share Consolidation
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio	0.17	0.17
2023 Share Consolidation
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio	1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0096
Baosheng BVI
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Baosheng Hong Kong
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Beijing Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Horgos Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Kashi Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Net Assets			$ 3,772
Recognized loss			$ 3,725
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Baosheng Technology
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Baosheng Network
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Beijing Xunhuo
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Zhiding Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%
Yuansheng Meiyan
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held				100.00%